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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [_]; Amendment Number: ____
   This Amendment (Check only one.):       [_] is a restatement.
                                           [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Weiss Capital LLC
Address:  29 Commonwealth Avenue, 10th Floor,
          Boston, MA 02116

Form 13F File Number: 028-12911

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Georgiy Nikitin
Title: Chief Compliance Officer
Phone: (617) 778-7780

Signature, Place, and Date of Signing:


/s/ Georgiy Nikitin                Boston, MA           August 14, 2008
-----------------------------    [City, State]               [Date]
[Signature]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1

Form 13F Information Table Entry Total:         76

Form 13F Information Table Value Total:    $ 38,349
                                          (thousands)

List of Other Included Managers:

No.:            Form 13F File Number:               Name:
1               28-12279                            Andrew Weiss

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
COLUMN 1                      COLUMN 2         COLUMN 3   COLUMN 4  COLUMN 5            COLUMN 6    COLUMN 7        COLUMN 8

                                                                    AMOUNT AND TYPE OF SECURITY                  VOTING AUTHORITY
                                                                                                              ---------------------
                                                           VALUE     SHR OR  SH/  PUT/  INVESTMENT   OTHER
NAME OF ISSUER                TITLE OF CLASS   CUSIP      (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE   SHARED  NONE
----------------------------  ---------------  ---------  --------  -------  ---  ----  ----------  --------  -------  ------  ----
2020 CHINACAP ACQUIRCO INC    COM              90212G109       215   29,000  SH         SHARED-DEFINED         29,000       0
2020 CHINACAP ACQUIRCO INC    W EXP 11/08/201  90212G117         0       35  SH         SHARED-DEFINED             35       0
ALPHA SEC GROUP CORP          COM              02078A100       243   25,254  SH         SHARED-DEFINED         25,254       0
ALTERNATIVE ASSET MGMT ACQU   COM              02149U101     1,897  205,200  SH         SHARED-DEFINED        205,200       0
ALYST ACQUISTION CORP         COM              02263A105     1,158  153,835  SH         SHARED-DEFINED        153,835       0
BOULDER GROWTH & INCOME FD I  COM              101507101        54    7,385  SH         SHARED-DEFINED          7,385       0
CAPITOL ACQUISITION CORP DEL  W EXP 11/08/201  14055E112         0       35  SH         SHARED-DEFINED             35       0
CHINA HEALTHCARE ACQ CORP     W EXP 04/18/201  16939Q112         0      210  SH         SHARED-DEFINED            210       0
CHINA HEALTHCARE ACQ CORP     COM              16939Q104     1,192  210,165  SH         SHARED-DEFINED        210,165       0
CHINA HLDGS ACQUISITION CORP  COM              16942N106       284   31,261  SH         SHARED-DEFINED         31,261       0
CLAYMORE RAYMOND JAMES SB1 E  COM              183833102       736   42,175  SH         SHARED-DEFINED         42,175       0
DEKANIA CORP                  COM              24488U104        52    5,425  SH         SHARED-DEFINED          5,425       0
ENERGY INFRASTRUCTURE ACQUI   COM              29269P109       539   52,726  SH         SHARED-DEFINED         52,726       0
ENERGY SVCS ACQUISITION CORP  COM              29271Q103       821  144,790  SH         SHARED-DEFINED        144,790       0
ENTERPRISE ACQUISITION CORP   COM              29365R108        81    8,680  SH         SHARED-DEFINED          8,680       0
ENTERPRISE ACQUISITION CORP   W EXP 11/07/201  29365R116         0       35  SH         SHARED-DEFINED             35       0
FORD MTR CO DEL  PAR 0.01     COM              345370860         1    5,114  SH         SHARED-DEFINED          5,114       0
GENERAL FINANCE CORP          COM              369822101         1      175  SH         SHARED-DEFINED            175       0
GENERAL MOLY INC              COM              370373102       201   25,515  SH         SHARED-DEFINED         25,515       0
GENEVA ACQUISITION CORP       COM              37185Y104       622  107,801  SH         SHARED-DEFINED        107,801       0
GENEVA ACQUISITION CORP       W EXP 02/12/201  37185Y112         0      454  SH         SHARED-DEFINED            454       0
GHL ACQUISITION CORP  ADDED   COM              36172H108       888   95,500  SH         SHARED-DEFINED         95,500       0
GLOBAL BPO SVCS CORP          COM              378981104       213   27,310  SH         SHARED-DEFINED         27,310       0
GLOBAL BRANDS ACQUISITION CO  COM              378982102       131   14,041  SH         SHARED-DEFINED         14,041       0
GLOBAL CONSUMER ACQST CORP    COM              378983100        48    5,250  SH         SHARED-DEFINED          5,250       0
GOLDEN POND HEALTHCARE INC    COM              38116J109       213   29,000  SH         SHARED-DEFINED         29,000       0
GOLDEN POND HEALTHCARE INC    W EXP 11/06/201  38116J117         0      175  SH         SHARED-DEFINED            175       0
GRANAHAN MCCOURT ACQ CORP     COM              385034103       287   35,283  SH         SHARED-DEFINED         35,283       0
GRANAHAN MCCOURT ACQ CORP     W EXP 10/18/201  385034111         0       35  SH         SHARED-DEFINED             35       0
GSC ACQUISITION COMPANY       COM              40053G106     1,341  142,633  SH         SHARED-DEFINED        142,633       0
GSC ACQUISITION COMPANY       W EXP 06/25/201  40053G114         0      175  SH         SHARED-DEFINED            175       0
HICKS ACQUISITION CO I INC    COM              429086309       550   59,153  SH         SHARED-DEFINED         59,153       0
HIGHLANDS ACQUISITION CORP    W EXP 10/03/201  430880112         0       35  SH         SHARED-DEFINED             35       0
HIGHLANDS ACQUISITION CORP    COM              430880104        42    4,545  SH         SHARED-DEFINED          4,545       0
IDEATION ACQUISITION CORP     COM              451665103       584   79,714  SH         SHARED-DEFINED         79,714       0
INFORMATION SERVICES GROUP I  W EXP 01/31/201  45675Y112         0      435  SH         SHARED-DEFINED            435       0
INTER ATLANTIC FINANCIAL INC  COM              45890H100     1,668  221,804  SH         SHARED-DEFINED        221,804       0
ISHARES INC                   MSCI SINGAPORE   464286673       694   55,895  SH         SHARED-DEFINED         55,895       0
ISHARES INC                   MSCI TAIWAN      464286731     2,726  192,955  SH         SHARED-DEFINED        192,955       0
ISHARES TR                    MSCI EMERG MKT   464287234       518    3,815  SH         SHARED-DEFINED          3,815       0
KAPSTONE PAPER & PACKAGING C  COM              48562P103         1      174  SH         SHARED-DEFINED            174       0
MARATHON ACQUISITION CORP     COM              565756103        12    1,537  SH         SHARED-DEFINED          1,537       0
MBF HEALTHCARE ACQUISITION C  COM              552650103       334   42,401  SH         SHARED-DEFINED         42,401       0
NORTH AMERN INS LEADERS INC   COM              65687M104     2,751  346,935  SH         SHARED-DEFINED        346,935       0
NORTH AMERN INS LEADERS INC   W EXP 03/21/201  65687M112         0       35  SH         SHARED-DEFINED             35       0
NRDC ACQUISITION CORP         COM              62941R102       262   28,070  SH         SHARED-DEFINED         28,070       0
NRDC ACQUISITION CORP         W EXP 10/17/201  62941R110         0       35  SH         SHARED-DEFINED             35       0
NTR ACQUISITION CO            COM              629415100        65    6,691  SH         SHARED-DEFINED          6,691       0
OCEANAUT INC                  COM              675227102     1,630  207,179  SH         SHARED-DEFINED        207,179       0
PROSPECT ACQUISITION CORP     COM              74347T103         5      500  SH         SHARED-DEFINED            500       0
RENAISSANCE ACQUISITION CORP  COM              75966C305       830  143,821  SH         SHARED-DEFINED        143,821       0
ROYAL BK SCOTLAND GROUP PLC   SP ADR REP SHS   780097721         0        7  SH         SHARED-DEFINED              7       0
SANTA MONICA MEDIA CORP       COM              802501106       111   14,350  SH         SHARED-DEFINED         14,350       0
SANTA MONICA MEDIA CORP       W EXP 03/27/201  802501114         0      175  SH         SHARED-DEFINED            175       0
SAPPHIRE INDUSTRIALS CORP     COM              80306T109        16    1,750  SH         SHARED-DEFINED          1,750       0
SECURE AMER ACQUISITION CORP  COM              81372L103     1,344  180,443  SH         SHARED-DEFINED        180,443       0
SHANGHAI CENTURY ACQUISIT CO  SHS              G80637104     2,442  309,102  SH         SHARED-DEFINED        309,102       0
SHANGHAI CENTURY ACQUISIT CO  W EXP 04/23/201  G80637112        --    2,065  SH         SHARED-DEFINED          2,065       0
SP ACQUISITION HOLDINGS INC   COM              78470A104       330   35,438  SH         SHARED-DEFINED         35,438       0
SPAIN FD                      COM              846330108        15    1,509  SH         SHARED-DEFINED          1,509       0
SPORTS PPTYS ACQUISITION COR  COM              84920F107       249   26,607  SH         SHARED-DEFINED         26,607       0
STONELEIGH PARTNERS ACQUS CO  COM              861923100     1,135  146,965  SH         SHARED-DEFINED        146,965       0
TAILWIND FINL INC             COM              874023104       344   44,061  SH         SHARED-DEFINED         44,061       0
TICC CAPITAL CORP             COM              87244T109         0        5  SH         SHARED-DEFINED              5       0
TM ENTMT & MEDIA INC          COM              87260T108     1,001  136,960  SH         SHARED-DEFINED        136,960       0
TM ENTMT & MEDIA INC          W EXP 10/17/201  87260T116         5   10,595  SH         SHARED-DEFINED         10,595       0
TRANSFORMA ACQUISITION GROUP  COM              89366E100       209   26,733  SH         SHARED-DEFINED         26,733       0
TRANS-INDIA ACQUISITION CORP  COM              893237107     2,049  268,593  SH         SHARED-DEFINED        268,593       0
TREMISIS ENERGY ACQ CORP II   COM              89472N101     1,532  204,600  SH         SHARED-DEFINED        204,600       0
TRIAN ACQUISITION I CORP      COM              89582E108       822   89,234  SH         SHARED-DEFINED         89,234       0
TRIPLECROWN ACQUISITION CORP  COM              89677G109     1,257  137,128  SH         SHARED-DEFINED        137,128       0
UNION STREET ACQ CORP         COM              908536105       542   69,695  SH         SHARED-DEFINED         69,695       0
UNITED REFINING ENERGY CORP   COM              911360105     1,009  106,746  SH         SHARED-DEFINED        106,746       0
VICTORY ACQUISITION CORP      W EXP 04/24/201  92644D118        13   20,416  SH         SHARED-DEFINED         20,416       0
VICTORY ACQUISITION CORP      COM              92644D100        35    3,700  SH         SHARED-DEFINED          3,700       0
ZWEIG TOTAL RETURN FD INC     COM              989837109         0        0  SH         SHARED-DEFINED              0       0
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